Financial Assets/Liabilities at Fair Value through Profit or Loss	12 Months Ended
Dec. 31, 2022
Financial Assets/Liabilities at Fair Value through Profit or Loss [Abstract]
Disclosure of financial instruments at fair value through profit or loss [text block]
Notes to the consolidated balance sheet
12 –
Financial assets/liabilities at fair value through profit or loss
in € m.	Dec 31, 2022	Dec 31, 2021
Financial assets classified as held for trading:
Trading assets:
Trading securities	84,012	92,536
Other trading assets[1]	8,855	9,860
Total trading assets	92,867	102,396
Positive market values from derivative financial instruments	299,856	299,732
Total financial assets classified as held for trading	392,722	402,128
Non-trading financial assets mandatory at fair value through profit or loss:
Securities purchased under resale agreements	63,855	59,931
Securities borrowed	17,414	18,355
Loans	1,037	895
Other financial assets mandatory at fair value through profit or loss	7,348	9,784
Total Non-trading financial assets mandatory at fair value through profit or loss	89,654	88,965
Financial assets designated at fair value through profit or loss:
Loans	168	139
Other financial assets designated at fair value through profit or loss	0	0
Total financial assets designated at fair value through profit or loss	168	140
Total financial assets at fair value through profit or loss	482,545	491,233

[1] Includes traded loans of € 8.0 billion and € 9.2 billion at December 31, 2022 and 2021 respectively.
in € m.	Dec 31, 2022	Dec 31, 2021
Financial liabilities classified as held for trading:
Trading liabilities:
Trading securities	49,860	54,235
Other trading liabilities	756	483
Total trading liabilities	50,616	54,718
Negative market values from derivative financial instruments	282,418	287,109
Total financial liabilities classified as held for trading	333,035	341,827
Financial liabilities designated at fair value through profit or loss:
Securities sold under repurchase agreements	48,517	53,364
Loan commitments	12	7
Long-term debt	5,250	3,699
Other financial liabilities designated at fair value through profit or loss	856	1,397
Total financial liabilities designated at fair value through profit or loss	54,634	58,468
Investment contract liabilities	469	562
Total financial liabilities at fair value through profit or loss	388,138	400,857

Financial assets & liabilities designated at fair value through profit or loss
The Group has designated various lending relationships at fair value through profit or loss. Lending facilities consist of drawn loan assets and undrawn irrevocable loan commitments. The maximum exposure to credit risk on a drawn loan is its fair value. The Group’s maximum exposure to credit risk on drawn loans was € 168 million and € 139 million as of December 31, 2022, and 2021, respectively. Exposure to credit risk also exists for undrawn irrevocable loan commitments and is predominantly counterparty credit risk.
The credit risk on the securities purchased under resale agreements and securities borrowed designated under the fair value option is mitigated by the holding of collateral. The valuation of these instruments takes into account the credit enhancement in the form of the collateral received. As such there is no material movement during the year or cumulatively due to movements in counterparty credit risk on these instruments.
Changes in fair value of financial assets attributable to movements in counterparty credit risk
in € m.	Dec 31, 2022	Dec 31, 2021
Notional value of financial assets exposed to credit risk	168	136
Annual change in the fair value reflected in the Statement of Income	0	1
Cumulative change in the fair value	1	0
Notional of credit derivatives used to mitigate credit risk	90	98
Annual change in the fair value reflected in the Statement of Income	0	0
Cumulative change in the fair value	0	0

Changes in fair value of financial liabilities attributable to movements in the Group’s credit risk[1]
in € m.	Dec 31, 2022	Dec 31, 2021
Presented in Other comprehensive Income
Cumulative change in the fair value	77	7
Presented in Statement of income
Annual change in the fair value reflected in the Statement of Income	0	0
Cumulative change in the fair value	0	0

[1] The fair value of a financial liability incorporates the credit risk of that financial liability. Changes in the fair value of financial liabilities issued by consolidated structured entities have been excluded as this is not related to the Group’s credit risk but to that of the legally isolated structured entity, which is dependent on the collateral it holds.
Transfers of the cumulative gains or losses within equity during the period
in € m.	Dec 31, 2022	Dec 31, 2021
Cumulative gains or losses within equity during the period	0	0

Amounts realized on derecognition of liabilities designated at fair value through profit or loss
in € m.	Dec 31, 2022	Dec 31, 2021
Amount presented in other comprehensive income realized at derecognition	0	0

The excess of the contractual amount repayable at maturity over the carrying value of financial liabilities[1]
in € m.	Dec 31, 2022	Dec 31, 2021
Including undrawn loan commitments²	3,308	2,943
Excluding undrawn loan commitments	892	607

[1] Assuming the liability is extinguished at the earliest contractual maturity that the Group can be required to repay. When the amount payable is not fixed, it is determined by reference to conditions existing at the reporting date.
[2] The contractual cash flows at maturity for undrawn loan commitments assume full drawdown of the facility.